Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2020	2019
	£m	£m
Loans and advances to customers:
Loans to housing associations	13	12
Other loans	579	528
	592	540
Debt securities	112	298
Equity securities	130	135
Reverse repurchase agreements - non trading	—	—
	834	973

Santander UK Group Holdings plc
Statement [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	2020	2019
	£m	£m
Debt securities	1,425	—
	1,425	—